Acquisition	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Acquisition

5.  Acquisition

Acquisition of Yitian Xindong

The Group acquired 25.5% equity interest in Yitian Xindong in December 2018 and started to consolidateYitian Xindong since December 28, 2018. The Group acquired another 25.5% equity interest in Yitian Xindong in March 2019 and held a total of 51.0% equity interest in and a 51.0% voting rights of Yitian Xindong and continued to consolidate Yitian Xindong’s financial statements.

In May 2020, the Group sold all of its investment in Yitian Xindong and the disposal of Yitian Xindong was qualified for reporting as a “discontinued operation”. See Note 4.

Acquisition of Tianbo in 2019

The Group holds a 50% equity interest in Tianbo. Before April 1, 2019, as the Group had significant influence over financial and operating decision-making of Tianbo, it accounted for the 50% equity interest in Tianbo by using the equity method of accounting. On April 1, 2019, the Group obtained control over Tianbo and started consolidating Tianbo from April 1, 2019, as the Group and other shareholders of Tianbo agreed to make certain revisions to the articles of association of Tianbo, which granted the Group the voting power to decide Tianbo’s significant financial and operating decisions at both the shareholder level and the board level, to accelerate the development of its real estate vertical, to further bolster the development of the Group’s real estate vertical and to create more synergies on Tianbo’s new business, with the equity interest in Tianbo of 50% unchanged. At the same time, the Group agreed with other shareholders of Tianbo and would provide free advertising resources to Tianbo as consideration to gain control over Tianbo with a fair value of RMB5.9 million, estimated by management with the assistance of an independent valuation firm. The previously held equity interest in Tianbo was remeasured at fair value of RMB17.0 million on the date of acquisition and a gain on remeasurement of RMB0.5 million was recognized in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2019.

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

Amount RMB
Non-cash consideration	5,900
Fair value of previously held equity interests in Tianbo	17,012
Total purchase consideration	22,912
Net assets acquired (Note a)	17,138
Goodwill	22,786
Noncontrolling interests	(17,012)
Total	22,912

Note:

(a)

Net assets acquired included cash, cash equivalents and restricted cash with an amount of RMB175.5 million. There were no material amortizable intangible assets (e.g. trademark and domain names, customer relationship) identified and recognized as Tianbo has no independent trademark and domain name or exclusive service agreement signed between Tianbo and its customers.

Goodwill, which is non-deductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisition.

5.  Acquisition (Continued)

Acquisition of Tianbo in 2019 (Continued)

Tianbo contributed revenues of RMB248.5 million and earnings of RMB19.6 million to the Group for the period from April 1, 2019 to December 31, 2019. The following unaudited pro forma summary presents consolidated information of the Group as if the business combination had occurred on January 1, 2018 (in thousands):

Pro Forma Year Ended December 31, 2019*
RMB
(unaudited)
Revenue	1,362,964
Net income attributable to Phoenix New Media Limited	731,007

Note:

      * As Yitian Xindong’s results of operations have been excluded from the Group’s results from continuing operations and are presented in separate line items as discontinued operations in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2019, the unaudited pro forma revenue for the year ended December 31, 2019 have been revised accordingly.

The Group did not have any material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.

The valuations used in the purchase price allocation described above were determined by the Group with the assistance of an independent valuation firm. The valuations considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are both private companies, the fair value estimates of previously held equity interests or noncontrolling interests are based on significant inputs considered by market participants which mainly include (a) discount rate, (b) projected terminal value based on future cash flow (c) financial multiple of companies in the same industry and (d) adjustment for lack of control or lack of marketability.